Acquisitions Goodfella's Pizza summary of net assets acquired (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
The preliminary assessment of the fair values of assets and liabilities of Aunt Bessie's at the date of acquisition and the consideration paid was as follows:

July 2, 2018
€m
Assets:
Intangible assets	205.3
Property, plant and equipment	23.1
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	18.7
Deferred tax liabilities	37.6
Total liabilities	56.3

Total identifiable net assets acquired	204.8

Total purchase consideration	235.9

Total identifiable net assets acquired	(204.8)

Goodwill	31.1
The preliminary assessment of the fair values of assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid was as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.2
Deferred tax liabilities	22.6
Total liabilities	53.8

Total identifiable net assets acquired	156.5

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.5)

Goodwill	82.5

19)	Indemnification assets

	Year ended December 31,
	2018	2017
	€m	€m
Balance at January 1	73.8	65.5
Recognized through business combinations	6.1	—
Remeasurement	—	10.4
Utilized	(0.5)	—
Release of indemnified provision	—	(2.1)
Balance at December 31	79.4	73.8